Derivatives and hedge accounting - Categories (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Sub-classifications of financial information
Assets Fair value	kr 6,432	kr 10,304
Liabilities Fair value	12,637	13,187
Derivatives
Sub-classifications of financial information
Nominal amounts	650,819	627,799
Interest rate-related contracts
Sub-classifications of financial information
Assets Fair value	3,918	2,396
Liabilities Fair value	1,720	2,119
Interest rate-related contracts | Fair-value hedges
Sub-classifications of financial information
Assets Fair value	(980)	560
Liabilities Fair value	486	8,282
Interest rate-related contracts | Cash-flow hedges
Sub-classifications of financial information
Assets Fair value	(60)
Liabilities Fair value		123
Interest rate-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	483,545	423,124
Interest rate-related contracts | Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	258,157	247,039
Interest rate-related contracts | Derivatives | Cash-flow hedges
Sub-classifications of financial information
Nominal amounts	5,000	5,000
Currency-related contracts
Sub-classifications of financial information
Assets Fair value	2,509	7,897
Liabilities Fair value	9,789	8,056
Currency-related contracts | Fair-value hedges
Sub-classifications of financial information
Assets Fair value	1,786	1,026
Liabilities Fair value	2,682	3,829
Currency-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	158,019	189,323
Currency-related contracts | Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	36,236	29,479
Equity-related contracts
Sub-classifications of financial information
Assets Fair value	5	11
Liabilities Fair value	1,002	2,901
Equity-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	3,722	12,022
Contracts related to commodities, credit risk, etc.
Sub-classifications of financial information
Liabilities Fair value	126	111
Contracts related to commodities, credit risk, etc. | Derivatives
Sub-classifications of financial information
Nominal amounts	kr 5,533	kr 3,330